Consolidated Statements of Changes in Equity ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Share capital [member] CNY (¥)	Share capital [member] USD ($)	Employee share-based compensation reserve [member] CNY (¥)	General risk reserve [member] CNY (¥)	General risk reserve [member] USD ($)	Investment revaluation reserve [member] CNY (¥)	Investment revaluation reserve [member] USD ($)	Statutory reserve [member] CNY (¥)	Statutory reserve [member] USD ($)	Convertible bonds reserve [member] CNY (¥)	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] CNY (¥)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Beginning balance at Dec. 31, 2014	¥ 227,541		¥ 179,101		¥ 29			¥ (4,227)		¥ 27,906		¥ 572	¥ (43,762)		¥ 67,922		¥ 227,541
Total comprehensive income for the year	8,463							(2,179)					80		10,562		8,463
Appropriation to statutory reserves										874					(874)
Appropriation to other reserve													2		(2)
Equity-settled share option schemes under the new Hong Kong Companies Ordinance:
Issuance of shares upon exercise of options	1		1														1
Transfer between reserves upon lapsing of options					¥ (29)										29
Redemption of convertible bonds												¥ (572)	572
Dividends	(4,789)														(4,789)		(4,789)
Ending balance at Dec. 31, 2015	231,216		179,102					(6,406)		28,780			(43,108)		72,848		231,216
Total comprehensive income for the year	267							(530)					167		625		262		¥ 5
Capital contribution from non-controlling interests	270																		270
Appropriation to statutory reserves										47					(47)
Appropriation to other reserve						¥ 33									(33)
Equity-settled share option schemes under the new Hong Kong Companies Ordinance:
Dividends	(4,071)														(4,071)		(4,071)
Ending balance at Dec. 31, 2016	227,682		179,102			33		(6,936)		28,827			(42,941)		69,322		227,407		275
Total comprehensive income for the year	1,620	$ 249						(58)					(172)		1,828		1,598		22
Issue of share capital	74,954		74,954														74,954
Share of associate's other reserve	91												91				91
Appropriation to statutory reserves										50					(50)
Appropriation to other reserve						194									(194)
Ending balance at Dec. 31, 2017	¥ 304,347	$ 46,777	¥ 254,056	$ 39,048		¥ 227	$ 35	¥ (6,994)	$ (1,075)	¥ 28,877	$ 4,438		¥ (43,022)	$ (6,612)	¥ 70,906	$ 10,897	¥ 304,050	$ 46,731	¥ 297	$ 46